Expense Example - Putnam VT Sustainable Leaders Fund	Jun. 30, 2026 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	786
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084